Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	13.45%	16.20%	19.48%	(14.64%)	27.43%	9.48%